Organization - Exchange offer (Details)	Sep. 08, 2015	Aug. 07, 2015 $ / shares	Mar. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares
Exchange offer
Exchange ratio (as a percent)		1
Par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Reverse stock split conversion ratio (as a percent)	0.09090
Cortendo AB
Exchange offer
Par value (in dollars per share)		$ 0.15
Shares owned (as a percent)	99.582%
Shares not owned (as a percent)	0.418%